Note 11 - Other Events	9 Months Ended
Apr. 30, 2013
Subsequent Events [Abstract]
Note 11 - Other Events

Note 11 - Other events:

On December 14, 2012, the Company received notice from the Alberta Securities Commission (“ASC”) that the ASC had determined that the Company had met the requirements in Multi-Lateral Instrument 51-105 and was therefore designated by the ASC as an “OTC Reporting Issuer in Alberta”.   Concurrent with the notice the ASC issued a cease trade order whereby no trading of securities of the Company may take place in the Province of Alberta.  The Company has made all of the required filings and on May 27, 2013, the ASC revoked the cease trade order allowing the trading of securities of the Company to take place in the Province of Alberta.

On May 25, 2013 a total of 15,650 stock options expired unexercised.

On July 4, 2013, the Company entered into debt settlement agreements with two creditors to settle a total of $552,406.08 in outstanding indebtedness through the issuance of an aggregate of 27,620,304 Class A common shares at a price of $ 0.02 per share (the "Debt Settlement"). The entire amount of $552,406.08 represents indebtedness owed to two Directors and Officers of the Company, being Rick Walchuk who settled the amount of $445,021.21 in debt for the issuance of 22,251,060 Class A common shares and Michael Soursos who settled the amount of $107,384.87 for the issuance of 5,369,244 shares of Class A common shares.

On July 26, 2013 the Company finalized private placement  agreements  to raise $80,000 at $0.02 per share and issued a total of 4,000,000 shares to four placees.

On July 26, 2013, Mr. Michael Soursos resigned as Secretary, Treasurer and a director of the Company, concurrently, Mr. Rick Walchuk was appointed Secretary and Treasurer of the Company.

On August 27, 2013 Mr. George S. Young was appointed to the Company’s Board of Directors.

In accordance with FASB pronouncements regarding subsequent events, we have evaluated subsequent events through June 19, 2013, and we believe there are no subsequent events required to be disclosed pursuant to this pronouncement.